Loans (Details Narrative) (6K)					3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2020 CAD ($)	Nov. 16, 2020 CAD ($) shares	May 01, 2020 CAD ($)	Apr. 24, 2020 CAD ($)	Jan. 31, 2021 CAD ($)	Jan. 31, 2020 CAD ($)	Jan. 31, 2021 CAD ($)	Jan. 31, 2020 CAD ($)	Jul. 31, 2020 CAD ($)	Jul. 31, 2019 CAD ($)	Jan. 31, 2021 $ / shares	Nov. 16, 2020 $ / shares	Sep. 10, 2019
Statement Line Items [Line Items]
Interest rate										5.00%			5.00%
Interest expense									$ 33,939
Government grants					$ 191,294		$ 191,294		191,572
Canada Emergency Business Account [Member]
Statement Line Items [Line Items]
Proceeds from debt				$ 40,000
Interest rate				0.00%
Maturity	30,000 is paid back between January 1, 2021 and December 31, 2022. The loan was recognized at the fair value based on an estimated market interest rate of 15%.			The CEBA Loan bears 0% interest until December 31, 2022. If the balance is not paid by December 31, 2022, the remaining balance will be converted to a 3-year term loan at 5% annual interest, paid monthly, effective January 1, 2023. The full balance must be repaid by no later than December 31, 2025. No principal payments required until December 31, 2022. Principal repayments can be voluntarily made at any time without fees or penalties.
Loan forgiveness	$ 10,000
Government grants	$ 40,000
Government Grants [Member]
Statement Line Items [Line Items]
Interest expense					1,100		2,159
Paycheck Protection Program [Member]
Statement Line Items [Line Items]
Interest rate			1.00%
Maturity			The terms of the Program provide that a portion of the loan may be forgiven, to the extent that the amounts spent during the eight week period following the first disbursement of the loan are incurred as follows: (i) payroll costs, (ii) interest payments on mortgages incurred before February 15, 2020, (iii) rent payments on leases in effect before February 15, 2020, and (iv) utility payments for which service began before February 15, 2020 ("Program Expenses"). The unforgiven part of the loan must be repaid within two years and bears interest at 1% per annum. The Company used the entire proceeds to pay Program expenses and is currently in the process of applying to have this loan forgiven. The loan was recognized at the fair value based on an estimated market interest rate of 15%.
Interest expense					4,619		9,309
Paycheck Protection Program [Member] | USD [Member]
Statement Line Items [Line Items]
Proceeds from debt			$ 127,030
Unsecured Convertible Debenture Unit [Member]
Statement Line Items [Line Items]
Proceeds from debt		$ 265,000
Interest rate												5.00%
Maturity		The Unit is comprised of (A) $375,000 principal amount ("Principal Amount") of a 5.0% convertible unsecured debenture of the Company (the "Debenture"), due on the earlier of (i) 5 years from the issue date; (ii) the Company receiving $2,000,000 or more by way of private placement or public offering; or (iii) such earlier date as the principal amount hereof may become due, subject to extension upon mutual agreement of the Company and the holder of the Debenture; and (B) 69,188 common share purchase warrants of the Company ("Warrants").
Purchase price		$ 375,000
Original discount percentage		29.33%
Purchase warrants | shares		69,188
Conversion price | $ / shares												$ 5.42
Prepayment description		Debenture may be prepaid in full or in part by the Company during the initial 120 day period after issuance of the Debenture without penalty. After 120 days, and only if the Company elects to prepay the Debenture prior to November 16, 2021, the Company will be required to pay a cash prepayment penalty equal to 35% of the Principal Amount of the Debenture (the "Prepayment Penalty"). In the event of default on the Debenture, the interest rate will increase to 12% per annum and a cash penalty payment equal to 40% of the Principal Amount of the Debenture will be added to the Principal Amount of the Debenture (the "Default Penalty"); and the Principal Amount, any accrued and unpaid interest and any other amount owing pursuant the Debenture, including any Prepayment Penalty and/or Default Penalty outstanding at that time shall be accelerated, and shall become immediately due and payable at the option of the holder.
Cash commission		$ 26,500
Non-transferable compensation warrants issued | shares		4,890
Exercise warrants		Each Compensation Warrant is exercisable to acquire one Common Share at an exercise price of $5.42 at any time in whole or in part for a period of five (5) years from the Closing Date.
Debentures [Member]
Statement Line Items [Line Items]
Proceeds from debt		$ 235,210
Interest rate												19.97%
Interest expense					3,750		3,750
Liability component		145,908
Equity component		35,273
Warrants		35,273
Broker warrants		18,757
Transaction costs		$ 158,547
Accretion expenses					$ 11,224		$ 11,224
Convertible Loan [Member]
Statement Line Items [Line Items]
Expected life							5 years
Share price | $ / shares											$ 5.22
Convertible Loan [Member] | Risk-Free Interest Rate [Member]
Statement Line Items [Line Items]
Fair value of the warrants and broker warrants					100		100
Convertible Loan [Member] | Volatility [Member]
Statement Line Items [Line Items]
Fair value of the warrants and broker warrants					0.49		0.49